Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 21, 2024	Jan. 10, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Subsequent Events [Line Items]
Holding percentage			100.00%
Interest rate		6.00%
Issuance convertible notes (in Dollars)	$ 50.0
Interest rate				8.90%	3.00%
Conversion price percentage			30.00%
Number of trading days			15 days
Number of consecutive trading days			30 days
Top of Range [Member]
Subsequent Events [Line Items]
Conversion price percentage			50.00%
Lifezone Metals Limited [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)			$ 8
Non-adjusting event after reporting period [Member]
Subsequent Events [Line Items]
Holding percentage		6.00%
Non-adjusting event after reporting period [Member]
Subsequent Events [Line Items]
Interest rate	105.00%
Contributed amount (in Dollars)		$ 1.5
Issuance convertible notes (in Dollars)	$ 50.0
Number of months convertible notes redeemed	48 months
Non-adjusting event after reporting period [Member] | Lifezone Metals Limited [Member]
Subsequent Events [Line Items]
Holding percentage		94.00%
Non-adjusting event after reporting period [Member] | SOFR [Member] | Top of Range [Member]
Subsequent Events [Line Items]
Interest rate	4.00%
Non-adjusting event after reporting period [Member] | SOFR [Member] | Bottom of Range [Member]
Subsequent Events [Line Items]
Interest rate	3.00%